Advances for Vessels under Construction	6 Months Ended
Jun. 30, 2018
Advances for Vessels under Construction [Abstract]
Advances for Vessels under Construction:

6.Advances for Vessels under Construction:

The movement of the advances for vessels under construction and acquisitions during the six-month period ended June 30, 2018, is set forth below:

June 30, 2018
Balance December 31, 2017	$31,898
Advances for vessels under construction and related costs	45,198
Vessels delivered	(77,096)
Balance June 30, 2018	$-

On January 4, 2018, the last installment, including related costs of $44,869, was released to HHI using the $37,500 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand, and the Company took delivery of the then under construction VLGC Mont Gelé. On January 11, 2018, the vessel commenced its time charter on a fixed rate with ten years firm duration to an oil major company (Notes 4, 7).

As of December 31, 2017 and June 30, 2018, an amount of $428 and $0, relating to capitalized expenses, and $770 and $0 relating to capitalized interest and finance costs, are included in the “Advances for vessels under construction and related costs”, respectively.